Exhibit 99.1

Verizon Master Trust (VZMT) Monthly Investor Report : Pool Balance Summary

Group Name	Collection Period Beginning	Collection Period End	Previous Payment Date	Payment Date	Days in Collection Period	Days in Interest Period	Group Status at End of Previous Payment Date

One	07/01/2025	07/31/2025	07/21/2025	08/20/2025	31	30	Revolving

Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance			$28,051,927,369.78

LESS: Collections (including prepayments, credit and upgrade payments)			$1,535,355,097.63

LESS: Reconveyance Amount			$60,603,701.66

LESS: Written-Off Receivables			$67,146,515.84

ADD: addition of Receivables			$1,522,674,301.79

LESS: Redesignated Receivables (Outgoing) / transferred out			$0.00

ADD: Redesignated Receivables (Incoming)			$0.00

End of Collection Period Pool Balance			$27,911,496,356.44

Consumer Pool Balance			$24,849,099,708.12

Business Pool Balance			$3,062,396,648.32

Write Offs Receivables in Collection Period

	# of Receivables	Written-Off Balance	% of Beginning Pool Balance

Current Collection Period	149,336	$67,146,515.84	0.24%

1st Proceeding Period			0.22%

2nd Preceding Period			0.18%

Sum of the three above multiplied by four			2.57%

Delinquent Receivables in Collection Period

	# of Receivables	Delinquent Balances	% of End of Pool Balance

1-30 Days Delinquent	4,921,526	$2,392,207,255.26	8.57%

31-60 Days Delinquent	497,102	$230,062,885.59	0.82%

61-90 Days Delinquent	224,164	$101,234,313.04	0.36%

91-120 Days Delinquent	134,211	$62,095,145.20	0.22%

Over 120 Days Delinquent	79,210	$38,055,957.78	0.14%

Total Delinquent Receivables	5,856,213	$2,823,655,556.87	10.12%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent

Current Collection Period			0.36%

Proceeding Collection Period			0.35%

Second Preceding Collection Period			0.32%

Three Month Average			0.34%

Assets Representation Review: Aggregate Principal Balance of 60-Day Delinquent Receivables

Current Period			0.74%

Delinquency Trigger			5.00%

Available Funds

+ Collections		$1,355,393,857.75

+ Prepayments		$136,699,364.19

+ Reconveyance Amounts		$54,725,001.18

+ Credit Payments		$34,641,868.86

+ Upgrade Prepayments		$8,620,006.83

+ Parent Support Provider Payments		$0.00

+ Excess sale proceeds		$0.00

- Receivables purchased from Depositor		$0.00

+ Available Subordinated Amounts		$0.00

Total Group Sources of Funds		$1,590,080,098.81

Upgrades

	Current Period	To Date

Number of Receivables Upgraded	21,859	1,034,370

Principal Balance of Receivables Upgraded	$8,620,006.83	$451,694,134.11

Upgrade payments	$1,404,148.20	$122,335,270.39

Failure by Marketing Agent to Make Upgrade Payments	No	No

Pool characteristics as of end of Collection Period

Number of Receivables		58,406,239

Pool Balance		$27,911,496,356.44

Average Monthly Payment		$23.90

Average Principal Balance		$477.89

Weighted Average Remaining Term		24.4

Customer Tenure*

0-12 Months		15.40%

60+ Months		66.22%

*Customer tenure is only reported for buckets that are over 10%

Geographic Concentration

Largest state		CA / 9.87%

2nd Largest State		FL / 6.17%

3rd Largest State		TX / 5.95%

Weighted Average FICO		727

Verizon Master Trust (VZMT) Monthly Investor Report: Series Allocation Summary

1. Note Balances, Required Overcollateralization, and Series Invested Amount

		Note Balance			Target OC		Series Invested Amount

Series	Initial Note Balance	Beginning of Period	Ending of Period	Overcollateralization %	Beginning of Period	Ending of Period	Beginning of Period	Ending of Period

2023-1	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	8.25%	$89,918,256.13	$89,918,256.13	$1,089,918,256.13	$1,089,918,256.13

2023-3	$300,000,000.00	$300,000,000.00	$300,000,000.00	8.25%	$26,975,476.84	$26,975,476.84	$326,975,476.84	$326,975,476.84

2023-4	$800,000,000.00	$800,000,000.00	$800,000,000.00	8.25%	$71,934,604.90	$71,934,604.90	$871,934,604.90	$871,934,604.90

2023-5	$425,000,000.00	$425,000,000.00	$425,000,000.00	8.25%	$38,215,258.86	$38,215,258.86	$463,215,258.86	$463,215,258.86

2023-6	$625,000,000.00	$625,000,000.00	$625,000,000.00	8.25%	$56,198,910.08	$56,198,910.08	$681,198,910.08	$681,198,910.08

2023-7	$600,000,000.00	$600,000,000.00	$600,000,000.00	8.25%	$53,950,953.68	$53,950,953.68	$653,950,953.68	$653,950,953.68

2024-1	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	8.25%	$112,397,820.16	$112,397,820.16	$1,362,397,820.16	$1,362,397,820.16

2024-2	$750,000,000.00	$750,000,000.00	$750,000,000.00	8.25%	$67,438,692.10	$67,438,692.10	$817,438,692.10	$817,438,692.10

2024-3	$875,000,000.00	$875,000,000.00	$875,000,000.00	8.25%	$78,678,474.11	$78,678,474.11	$953,678,474.11	$953,678,474.11

2024-4	$600,000,000.00	$600,000,000.00	$600,000,000.00	8.25%	$53,950,953.68	$53,950,953.68	$653,950,953.68	$653,950,953.68

2024-5	$575,000,000.00	$575,000,000.00	$575,000,000.00	8.25%	$51,702,997.28	$51,702,997.28	$626,702,997.28	$626,702,997.28

2024-6	$1,500,000,000.00	$1,500,000,000.00	$1,500,000,000.00	8.25%	$134,877,384.20	$134,877,384.20	$1,634,877,384.20	$1,634,877,384.20

2024-7	$600,000,000.00	$600,000,000.00	$600,000,000.00	8.25%	$53,950,953.68	$53,950,953.68	$653,950,953.68	$653,950,953.68

2024-8	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	8.25%	$89,918,256.13	$89,918,256.13	$1,089,918,256.13	$1,089,918,256.13

2025-1	$600,000,000.00	$600,000,000.00	$600,000,000.00	8.25%	$53,950,953.68	$53,950,953.68	$653,950,953.68	$653,950,953.68

2025-2	$500,000,000.00	$500,000,000.00	$500,000,000.00	8.25%	$44,959,128.07	$44,959,128.07	$544,959,128.07	$544,959,128.07

2025-3	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	8.25%	$89,918,256.13	$89,918,256.13	$1,089,918,256.13	$1,089,918,256.13

2025-4	$500,000,000.00	$500,000,000.00	$500,000,000.00	8.25%	$44,959,128.07	$44,959,128.07	$544,959,128.07	$544,959,128.07

2025-5	$600,000,000.00	$600,000,000.00	$600,000,000.00	8.25%	$53,950,953.68	$53,950,953.68	$653,950,953.68	$653,950,953.68

2025-6	$300,000,000.00	$300,000,000.00	$300,000,000.00	8.25%	$26,975,476.84	$26,975,476.84	$326,975,476.84	$326,975,476.84

2021-A	$2,866,666,666.65	$2,775,000,000.00	$2,775,000,000.00	8.75%	$266,095,890.41	$266,095,890.41	$3,041,095,890.41	$3,041,095,890.41

2021-B	$1,433,333,333.35	$4,650,000,000.00	$4,650,000,000.00	8.75%	$445,890,410.96	$445,890,410.96	$5,095,890,410.96	$5,095,890,410.96

Total	$18,700,000,000.00	$21,825,000,000.00	21,825,000,000.00		$2,006,809,189.67	2,006,809,189.67	$23,831,809,189.67	$23,831,809,189.67

Verizon Master Trust (VZMT) Monthly Investor Report: Series Allocation Summary

Financing Adjustment Dates (FADs)

FADs	7/1/2025	7/31/2025	Time Wgt Avg

Time wgt (days in Collection Period)	30	1

Pool Balance	$28,051,927,369.78	$27,911,496,356.44	$28,047,397,337.09

2. PV of Remaining Unpaid Payments, Discount Rate, Discounted Series Invested Amounts and % Series Incremental Required Invested Amount

	Present values of remaining unpaid payments		Discount Rate %	Discounted Series Invested Amounts		% Series Incremental Required Invested Amount

	7/1/2025	7/31/2025		7/1/2025	7/31/2025	7/1/2025	7/31/2025

2023-1	$25,187,419,602.73	$25,066,266,836.95	10.28%	$1,213,874,659.40	$1,213,634,877.38	4.33%	4.35%

2023-3	$25,126,037,809.88	$25,005,281,402.03	10.52%	$365,051,771.12	$364,976,566.76	1.30%	1.31%

2023-4	$25,016,647,416.08	$24,896,595,659.84	10.95%	$977,726,430.51	$977,525,885.55	3.49%	3.50%

2023-5	$24,902,967,747.84	$24,783,645,946.30	11.40%	$521,788,828.34	$521,677,656.68	1.86%	1.87%

2023-6	$24,968,550,108.53	$24,848,807,482.33	11.14%	$765,320,163.49	$765,156,675.75	2.73%	2.74%

2023-7	$24,885,357,199.63	$24,766,148,265.58	11.47%	$737,166,212.54	$737,002,724.80	2.63%	2.64%

2024-1	$25,057,263,344.36	$24,936,950,211.64	10.79%	$1,525,217,983.65	$1,524,904,632.15	5.44%	5.46%

2024-2	$25,100,531,288.43	$24,979,939,379.97	10.62%	$913,553,133.52	$913,373,297.00	3.26%	3.27%

2024-3	$24,973,606,141.21	$24,853,831,038.96	11.12%	$1,071,228,882.83	$1,071,009,536.78	3.82%	3.84%

2024-4	$25,006,509,583.07	$24,886,523,019.83	10.99%	$733,595,640.33	$733,438,692.10	2.62%	2.63%

2024-5	$25,057,263,344.36	$24,936,950,211.64	10.79%	$701,600,272.48	$701,456,130.80	2.50%	2.51%

2024-6	$25,269,628,437.00	$25,147,943,749.30	9.96%	$1,814,877,384.20	$1,814,534,059.95	6.47%	6.50%

2024-7	$25,223,334,307.94	$25,101,949,312.36	10.14%	$727,285,013.63	$727,147,683.93	2.59%	2.61%

2024-8	$25,156,699,344.91	$25,035,745,033.82	10.40%	$1,215,356,948.23	$1,215,117,166.21	4.33%	4.35%

2025-1	$25,131,143,993.63	$25,010,354,640.13	10.50%	$729,953,133.52	$729,809,264.31	2.60%	2.61%

2025-2	$25,072,521,008.85	$24,952,109,610.02	10.73%	$609,716,621.26	$609,591,280.66	2.17%	2.18%

2025-3	$25,166,932,899.25	$25,045,912,497.95	10.36%	$1,214,855,585.83	$1,214,615,803.81	4.33%	4.35%

2025-4	$25,118,381,585.32	$24,997,674,567.32	10.55%	$608,604,904.64	$608,479,564.04	2.17%	2.18%

2025-5	$25,207,932,466.97	$25,086,647,090.82	10.20%	$727,729,700.27	$727,585,831.06	2.59%	2.61%

2025-6	$25,151,585,014.85	$25,030,663,725.88	10.42%	$364,679,019.07	$364,607,084.47	1.30%	1.31%

2021-A	$25,035,673,253.98	$24,915,499,098.06	10.88%	$3,407,487,123.29	$3,406,787,671.23	12.15%	12.21%

2021-B	$25,085,756,115.65	$24,965,259,442.33	10.68%	$5,698,428,493.15	$5,697,256,438.36	20.31%	20.41%

Total				$26,645,097,905.30	$26,639,688,523.78

Verizon Master Trust (VZMT) Monthly Investor Report: Series Allocation Summary

	7/1/2025	7/31/2025

Excess Concentration Amounts for Term Series	$416,487,724.08	$389,058,712.36

Excess Concentration Amounts for VFN Series	$154,141,988.53	$130,796,741.72

3. Ineligible Amounts, Excess Concentration Amounts, Series Incremental Required Invested Amount, and Adjusted Series Invested Amounts & Allocation

	Ineligible Amounts		Excess Concentration Amounts		Series Incremental Required Invested Amount		Adjusted Series Invested Amounts

Series	7/1/2025	7/31/2025	7/1/2025	7/31/2025	7/1/2025	7/31/2025	7/1/2025	7/31/2025

2023-1	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$18,033,918.45	$16,924,053.99	1,231,908,577.85	1,230,558,931.37

2023-3	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$5,414,340.41	$5,096,669.13	370,466,111.53	370,073,235.89

2023-4	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$14,535,421.57	$13,617,054.93	992,261,852.08	991,142,940.48

2023-5	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$7,746,671.67	$7,275,397.92	529,535,500.01	528,953,054.60

2023-6	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$11,370,114.87	$10,660,208.72	776,690,278.36	775,816,884.47

2023-7	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,953,627.14	$10,271,150.01	748,119,839.68	747,273,874.81

2024-1	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$22,656,932.19	$21,242,605.69	1,547,874,915.84	1,546,147,237.84

2024-2	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$13,577,499.81	$12,722,219.89	927,130,633.33	926,095,516.89

2024-3	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$15,909,831.06	$14,939,854.55	1,087,138,713.89	1,085,949,391.33

2024-4	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,911,978.37	$10,232,244.14	744,507,618.70	743,670,936.24

2024-5	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,412,193.10	$9,765,373.68	712,012,465.58	711,221,504.48

2024-6	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$26,946,755.75	$25,288,816.30	1,841,824,139.95	1,839,822,876.25

2024-7	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,787,032.05	$10,154,432.39	738,072,045.68	737,302,116.32

2024-8	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$18,033,918.45	$16,924,053.99	1,233,390,866.68	1,232,041,220.20

2025-1	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,828,680.83	$10,154,432.39	740,781,814.35	739,963,696.70

2025-2	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$9,037,783.61	$8,481,479.93	618,754,404.87	618,072,760.59

2025-3	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$18,033,918.45	$16,924,053.99	1,232,889,504.28	1,231,539,857.80

2025-4	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$9,037,783.61	$8,481,479.93	617,642,688.25	616,961,043.97

2025-5	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$10,787,032.05	$10,154,432.39	738,516,732.32	737,740,263.45

2025-6	$0.00	$0.00	$416,487,724.08	$389,058,712.36	$5,414,340.41	$5,096,669.13	370,093,359.48	369,703,753.60

2021-A	$0.00	$0.00	$154,141,988.53	$130,796,741.72	$18,728,251.61	$15,970,282.16	3,426,215,374.90	3,422,757,953.39

2021-B	$0.00	$0.00	$154,141,988.53	$130,796,741.72	$31,306,237.87	$26,695,614.99	5,729,734,731.02	5,723,952,053.35

						Total	26,955,562,168.63	26,926,761,104.02

Verizon Master Trust (VZMT) Monthly Investor Report: Series Allocation Summary

4. Max (Avg Adj. Series Invested, End of Period) & Allocation %, Series Pool Balance, and Available Fund Allocation to Series

	Max (Time Weighted Average Adjusted Series Invested, End of Period)		Series Allocated Pool Balance Amounts	Available Funds Allocation to Series Amounts
Series	Amounts	Allocation %

2023-1	$1,231,865,040.87	4.39%	$1,100,930,492.49	$69,837,590.00

2023-3	$370,453,438.12	1.32%	$330,272,257.29	$21,001,936.95

2023-4	$992,225,758.16	3.54%	$880,759,395.68	$56,251,786.63

2023-5	$529,516,711.45	1.89%	$467,900,365.28	$30,019,758.22

2023-6	$776,662,104.36	2.77%	$688,090,812.87	$44,031,067.02

2023-7	$748,092,550.49	2.67%	$660,572,613.00	$42,411,252.43

2024-1	$1,547,819,184.29	5.52%	$1,376,165,546.99	$87,749,842.32

2024-2	$927,097,242.48	3.31%	$825,704,402.22	$52,559,620.64

2024-3	$1,087,100,348.65	3.88%	$963,319,578.77	$61,630,550.58

2024-4	$744,480,628.94	2.65%	$660,580,401.08	$42,206,609.12

2024-5	$711,986,950.71	2.54%	$633,026,974.82	$40,364,342.32

2024-6	$1,841,759,583.06	6.57%	$1,651,364,874.24	$104,414,199.77

2024-7	$738,047,209.25	2.63%	$660,540,224.79	$41,841,844.74

2024-8	$1,233,347,329.70	4.40%	$1,100,914,341.39	$69,921,705.24

2025-1	$740,755,423.46	2.64%	$660,543,474.33	$41,995,287.47

2025-2	$618,732,416.34	2.21%	$550,448,528.42	$35,077,485.00

2025-3	$1,232,845,967.30	4.40%	$1,100,913,120.58	$69,893,242.81

2025-4	$617,620,699.72	2.20%	$550,463,792.58	$35,014,517.82

2025-5	$738,491,684.94	2.63%	$660,533,926.57	$41,866,968.01

2025-6	$370,080,791.55	1.32%	$330,274,601.73	$20,980,788.89

2021-A	$3,426,103,845.17	12.22%	$3,043,530,368.37	$194,234,803.40

2021-B	$5,729,548,193.03	20.43%	$5,099,925,667.61	$324,822,993.66

Transferor’s Percentage		3.90%	1,087,473,765.29	$61,951,905.77

Total			25,084,249,526.39	$1,590,080,098.81

Transferor’s Allocation

(before fees)	$61,951,905.77

- Master Collateral Agent Fee	$64.94

- Owner Trustee Fee	$0.00

- Asset Representations Reviewer Fee	$0.00

Transferor’s Allocation (after fees)	$61,951,840.83

Principal Funding Account(s) (PFAs)

Aggregate Beginning of Period PFAs Limit	$7,200,000,000.00

Aggregate Ending of Period PFAs Limit	$7,200,000,000.00

Aggregate Beginning of Period PFAs Balance	$0.00

Add: Aggregate deposit(s) to PFAs	$0.00

Aggregate end of period PFAs	$0.00

Group One Required Pool Balance*	$26,926,761,104.02

Pool Balance Deficit**	$0.00

*(Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)

**Max(0, Required Pool Balance - Pool Balance)

Amortization Event Tests for following VZMT Series:

VZMT Public Series: 2023-1, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, 2025-1, 2025-3 and 2025-5

In Compliance?

Delinquency and Write-Offs

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables that are ninety-one (91) days or more delinquent at the end of each of the three (3) prior Collection Periods by the Pool Balance as of the last day of each of those Collection Periods, divided by three (3), exceeds %

Yes

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables which became Written-Off Receivables during each of the three (3) prior Collection Periods by the Pool Balance as of the first day of each of those Collection Periods, multiplied by four (4), exceeds %

Yes

As of any date of determination, the Discounted Series Invested Amount for a respective Series s greater than the excess of (i) the Pool Balance over (ii) the sum of (x) the Ineligible Amount for such Series and (y) the Series Excess Concentration Amount such Series.

Yes

Payments	On any Payment Date, interest due is not paid on any class of Notes	Yes

On the fifth Business Day after any Payment Date during the Revolving Period, after giving effect to distributions on such Payment Date, the sum of the amount on deposit in the Reserve Account plus, if a Letter of Credit has been issued for the benefit of the Notes, the amount available under the Letter of Credit, is less than the Required Reserve Amount

As of the Anticipated Redemption Date, the Trust has not redeemed the Notes

Yes

As of any Payment Date, a Pool Balance Deficit exists after giving effect to distributions on such Payment Date (including deposits to the Principal Funding Account on such Payment Date)

With respect to any Payment Date, the respective Series Allocated Pool Balance is less than 50.00% of (x) the aggregate Note Balance minus (y) the amount on deposit in the Principal Funding Account, in each case as of such Payment Date and with respect to that Series.

Yes

Servicing and Event of Default	A Servicer Termination Event has occurred and is continuing	Yes
	An Event of Default has occurred and is continuing	Yes

Excess Concentration Amount for following VZMT Series

VZMT Public Series: 2023-1, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, 2025-1, 2025-3 and 2025-5*

		Actual % or Amt	Actual $	Excess $
Consumer & Business, Without duplication	The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than sixty (60) months of Customer Tenure with Verizon Wireless exceeds 45.00% of the Pool Balances	33.16%	$9,254,177,254.85	$0.00
	The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than twelve (12) months of Customer Tenure with Verizon Wireless exceeds 22.00% (20.00% for Series with *) of the Pool Balance	14.90%	$4,158,182,230.02	$0.00
	With respect to all Receivables for which the origination date was less than thirty-one (31) days prior to the related Cutoff Date, or in the case of any determination made on a Payment Date, the last day of the related Collection Period, the product of (i) the aggregate Principal Balance of all such Receivables and (ii) 10.00%	10.00%	$1,178,116,996.79	$117,811,699.68
Consumer Only, Without duplication (If Consumer Receivable Condition is satisfied)	The aggregate Principal Balance of all Consumer Receivables with the lowest FICO® Scores that would need to be excluded from the calculation of the Pool Balance of all Consumer Receivables in order to cause the weighted average FICO® Score of the Consumer Obligors with respect to all Consumer Receivables (weighted based on Principal Balances) included in such calculation of the Pool Balance of all Consumer Receivables to be at least 700 (excluding any Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available)	727	N/A	$0.00
	The amount by which the aggregate Principal Balance of Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available exceeds 4.50% of the Pool Balance of all Consumer Receivables Business Only, Without duplication	3.59%	$891,658,088.50	$0.00
Business Only, Without duplication	The amount by which the aggregate Principal Balance of Business Receivables exceeds 10.00% of the Pool Balance	10.97%	$3,062,396,648.32	$271,247,012.68

Total Loan for respective Series Excess Concentration Amount				$389,058,712.36

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report (for Verizon Master Trust and for each outstanding Series) is accurate in all material respects.

VZMT Public Series: 2023-1, 2023-4, 2023-5, 2023-7, 2024-1, 2024-3, 2024-4, 2024-6, 2024-8, 2025-1, 2025-3 and 2025-5

Cellco Partnership, as Servicer

Dated: August 14, 2025

By: /s/ Jon Ransengnola
Name: Jon Ransegnola

Title: Assistant Treasurer

1 As of the date of this Monthly Investor Report for purposes of any references to the term “delinquent” contained herein (or in the Monthly Investor Report for any outstanding Series), the Servicer considers an account to be delinquent if there are unpaid charges remaining on the account on the day after the bill’s due date and calculates delinquency assuming a due date is 22 or 30 days after the end of the monthly bill cycle for consumer customers and business customers, respectively.